Subesequent Events (Details) - Forecast [Member] $ / shares in Units, $ in Thousands	Apr. 01, 2026 USD ($) $ / shares shares
Subesequent Events [Line Items]
Warrants term	5 years
Privat Placement Offering [Member]
Subesequent Events [Line Items]
Gross proceeds | $	$ 1,350
Common Stock [Member]
Subesequent Events [Line Items]
Direct offering of common shares | shares	490,907
Share issued price per share | $ / shares	$ 2.75
Purchase of additional warrant | shares	687,270
Exercise price | $ / shares	$ 3.025